MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
MARKETABLE SECURITIES
Schedule of activity in marketable securities during the period

	Subscription
	Receipts	Common Shares	Warrants	Total
Balance, January 1, 2024	$2,000,000	$14,698,546	$337,144	$17,035,690
Acquired during the period	—	2,627,665	519,625	3,147,290
Common shares of Jaguar Uranium received from disposal of Argentina assets (Note 6a)	—	13,727,000	—	13,727,000
Subscription receipts converted to common shares	(2,000,000)	2,000,000	—	—
Change in fair value recorded in Other comprehensive income	—	(2,413,215)	(315,698)	(2,728,913)
Balance, December 31, 2024	$—	$30,639,996	$541,071	$31,181,067
Acquired during the period	—	1,979,432	690,992	2,670,424
Common shares of Purepoint Uranium received from exercise of put option (Note 6c)	—	1,060,000	—	1,060,000
Common shares of Future Fuels received from sale of Mountain Lake (Note 6d)	—	10,875,000	—	10,875,000
Common shares of Royal Uranium received from sale of Royalty Assets (Note 6e)	—	2,800,000	—	2,800,000
Common shares and warrants of Premier American Uranium in exchange for IsoEnergy common shares (Note 14)	—	1,118,111	102,889	1,221,000
Change in fair value recorded in Other comprehensive income	—	2,608,573	1,035,491	3,644,064
Balance, December 31, 2025	$—	$51,081,112	$2,370,443	$53,451,555

Schedule of components of marketable securities

	Common Shares	Warrants
NexGen	279,791	—
Premier American Uranium Inc.	6,381,601	2,876,335
Atha Energy Corp.	11,461,281	1,717,144
Jaguar Uranium	2,000,000	—
Toro Energy	6,000,000	—
Purepoint Uranium	9,864,980	5,864,980
Future Fuels	15,675,000	675,000
Royal Uranium	8,000,000	—
Verdera Energy Corp.	300,000	—
Biondi Ventures Inc.	2,500,000	—

Schedule of assumptions used to estimate the fair value of the warrants

	December 31, 2025
	Purepoint	Premier American
	Uranium	Uranium	Atha Energy	Future Fuels
Expected stock price volatility	127.97%	95.85%	101.44%	144.81%
Expected life of warrants (years)	1.8	0.9	1.6	1.6
Risk free interest rate	2.55%	2.55%	2.55%	2.55%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Share price	$0.44	$0.70	$0.61	$0.70
Exercise price	$0.44	$2.52	$1.18	$0.60
Fair value per warrant	$0.27	$0.05	$0.18	$0.48

	December 31, 2024
	Purepoint Uranium	Premier American Uranium	Atha Energy
Expected stock price volatility	122.76%	96.37%	82.20%
Expected life of warrants (years)	2.9	1.4	1.3
Risk free interest rate	2.92%	2.92%	2.92%
Expected dividend yield	0.00%	0.00%	0.00%
Share price	$0.22	$1.44	$0.56
Exercise price	$0.40	$3.50	$1.81
Fair value per warrant	$0.14	$0.29	$0.05